6. EXPLORATION AND EVALUATION ASSETS: Schedule of Morrison Claims Exploration and Evaluation Assets (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2018		Jan. 31, 2017		Jan. 31, 2016
Details
Morrison Claims, Starting balance	$ 24,821,100	[1]	$ 24,585,706		$ 24,332,871
Additions
Assays	7,000		0		0
Supplies and general	0		0		1,200
Staking and recording	369		4,031		3,505
Environmental
Assays	0		0		0
Geological and geophysical	0		0		47,555
Sub-contracts and labour	8,720		30,029		42,371
Supplies and general	0		7,878		0
Travel	842		5,586		1,817
Metallurgical
Assays	0		184		703
Scoping/Feasibility study
Geological and geophysical	0		86,643		0
Sub-contracts and labour	18,088		45,043		59,684
Sub-contracts and labour - related parties	8,000		56,000		96,000
Total Exploration and evaluation costs	43,019		235,394		252,835
Morrison Claims, Ending balance	$ 24,864,119	[1]	$ 24,821,100	[1]	$ 24,585,706

[1]	Note 6